ADVANCE TO SUPPLIERS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ADVANCE TO SUPPLIERS (Details Narrative)
Advance to suppliers	$ 4,525,794	$ 94,648